Average Annual Total Returns	12 Months Ended		15 Months Ended	60 Months Ended		84 Months Ended	99 Months Ended	108 Months Ended	115 Months Ended	118 Months Ended	120 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		26.53%			15.51%						11.80%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		42.68%			19.49%						14.85%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.53%			1.10%						1.81%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.72%			(0.32%)					0.11%	0.38%
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA US All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		9.30%			4.16%					4.33%	4.73%
MSCI ACWI NR USD Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		22.20%			11.71%						7.92%
Diversified Real Asset Index (Linked) (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Diversified Real Asset Index (Linked) (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.31%			6.10%						3.18%
S&P Global Infrastructure Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Global Infrastructure Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		5.80%			6.46%						4.82%
FTSE EPRA/NAREIT Developed Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE EPRA Nareit Developed Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		9.68%			2.81%						3.57%
S&P Global Natural Resources Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Global Natural Resources Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		3.38%			10.40%						4.48%
Bloomberg Commodity Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		(7.91%)			7.23%						(1.11%)
Bloomberg U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Treasury Inflation Notes (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		3.90%			3.14%						2.41%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.96%			15.15%		13.45%				11.47%
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.23%			12.67%		10.88%
HFRX Global Hedge Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	HFRX Global Hedge Fund Index (reflects no deduction for taxes)
Average Annual Return, Percent		3.10%			3.46%						1.41%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	22.20%		23.52%
FTSE Global Core Infrastructure 50/50 Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE Global Core Infrastructure 50/50 Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent	2.21%		3.64%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		18.24%			8.16%						4.28%
MSCI World Ex USA IMI USD Net (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Ex USA IMI USD Net (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		17.18%			8.24%				5.37%
MSCI World ex USA NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World ex USA NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		17.94%			8.45%				5.32%
MSCI World ex USA Small Cap Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Ex USA Small Cap Net (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent		12.62%			7.05%				5.79%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		6.40%			2.25%						3.03%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		15.98%			10.78%						7.42%
Blue Chip Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-5 Return Before Taxes
Average Annual Return, Percent		39.59%			17.59%						14.13%
Performance Inception Date		Mar. 29, 2016
Blue Chip Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-3 Return Before Taxes
Average Annual Return, Percent		39.18%			17.23%						13.77%
Performance Inception Date		Mar. 29, 2016
Blue Chip Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		39.96%			17.89%						14.40%
Performance Inception Date		Jan. 03, 2017
Blue Chip Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class J Return Before Taxes
Average Annual Return, Percent		38.66%			17.60%						14.08%
Performance Inception Date		Sep. 11, 2017
Blue Chip Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		39.85%			17.79%						14.35%
Performance Inception Date		Jun. 14, 2012
Blue Chip Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		31.78%			16.14%						13.25%
Blue Chip Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent		31.78%			15.29%						12.40%
Blue Chip Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.81%			12.93%						10.85%
Blue Chip Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		37.41%			16.60%						13.21%
Bond Market Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		5.55%			0.93%						1.66%	[1]
Bond Market Index Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		3.82%			(0.94%)						0.25%	[1]
Bond Market Index Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.28%			0.18%						0.80%	[1]
Bond Market Index Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class J Return Before Taxes
Average Annual Return, Percent		4.13%			0.52%						1.11%
Bond Market Index Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-3 Return Before Taxes
Average Annual Return, Percent		4.94%			0.37%						0.99%
Bond Market Index Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-5 Return Before Taxes
Average Annual Return, Percent		5.26%			0.69%						1.31%
Capital Securities Fund Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class S Return Before Taxes
Average Annual Return, Percent		6.82%			4.43%					4.24%
Performance Inception Date	Mar. 14, 2014
Capital Securities Fund Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class S Return After Taxes on Distributions
Average Annual Return, Percent		4.99%			2.78%					2.45%
Capital Securities Fund Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class S Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.66%			3.05%					2.74%
Diversified Real Asset Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		(0.95%)			5.15%						1.98%
Diversified Real Asset Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent		(1.60%)			3.72%						0.96%
Diversified Real Asset Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(0.36%)			3.64%						1.22%
Diversified Real Asset Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		3.24%			6.33%						2.75%
Diversified Real Asset Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-3 Return Before Taxes
Average Annual Return, Percent		2.75%			5.80%						2.22%
Diversified Real Asset Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		3.30%			6.38%						2.78%
EDGE MidCap Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		11.25%		10.16%	10.65%
Performance Inception Date	Dec. 31, 2018
EDGE MidCap Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent		10.86%		8.08%	7.98%
EDGE MidCap Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.94%		7.90%	8.20%
EDGE MidCap Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		18.26%			12.40%	11.46%
Performance Inception Date	Jan. 03, 2017
EDGE MidCap Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		18.14%			12.27%		11.29%
Performance Inception Date	Sep. 28, 2015
Global Multi-Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		2.08%			3.40%						2.35%
Global Multi-Strategy Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent		0.97%			2.17%						1.33%
Global Multi-Strategy Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.37%			2.29%						1.53%
Global Multi-Strategy Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		6.58%			4.68%						3.15%
Global Multi-Strategy Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		6.57%			4.73%						3.18%
Global Sustainable Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		4.83%	9.83%
Performance Inception Date	Sep. 22, 2022
Global Sustainable Listed Infrastructure Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		2.23%	7.39%
Global Sustainable Listed Infrastructure Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.36%	6.79%
International Equity Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		17.86%			7.95%						4.03%
International Equity Index Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		16.89%			7.14%						3.29%
International Equity Index Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.38%			6.27%						3.15%
International Equity Index Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-3 Return Before Taxes
Average Annual Return, Percent		17.20%			7.33%						3.44%
International Equity Index Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-5 Return Before Taxes
Average Annual Return, Percent		17.53%			7.69%						3.77%
International Equity Index Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		17.94%			7.98%						4.03%
International Small Company Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		13.16%			5.05%			3.43%
Performance Inception Date	Dec. 31, 2014
International Small Company Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		12.73%			4.34%			2.61%
International Small Company Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.25%			4.06%			2.65%
International Small Company Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		13.25%			5.15%	3.43%
Performance Inception Date	Jan. 03, 2017
Opportunistic Municipal Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		3.42%			1.30%						3.90%
Opportunistic Municipal Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent		3.42%			1.30%						3.90%
Opportunistic Municipal Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.71%			1.86%						3.94%
Opportunistic Municipal Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		7.68%			2.35%						4.54%
Small-MidCap Dividend Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		12.04%			8.43%						6.92%
Small-MidCap Dividend Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent		11.43%			7.73%						5.71%
Small-MidCap Dividend Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.50%			6.54%						5.24%
Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		16.61%			8.84%						6.88%
Small-MidCap Dividend Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		18.80%			9.96%						7.85%
Small-MidCap Dividend Income Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		18.91%			10.04%						7.90%
Spectrum Preferred and Capital Securities Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		2.32%			2.72%						3.76%
Spectrum Preferred and Capital Securities Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent		0.89%			1.40%						2.21%
Spectrum Preferred and Capital Securities Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.01%			1.88%						2.55%
Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		4.45%			2.73%						3.53%
Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class J Return Before Taxes
Average Annual Return, Percent		5.25%			3.51%						4.15%
Spectrum Preferred and Capital Securities Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		6.46%			3.77%						4.43%
Spectrum Preferred and Capital Securities Income Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-3 Return Before Taxes
Average Annual Return, Percent		6.25%			3.31%						3.94%
Spectrum Preferred and Capital Securities Income Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-5 Return Before Taxes
Average Annual Return, Percent		6.34%			3.60%						4.24%
Spectrum Preferred and Capital Securities Income Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent		6.70%			3.88%						4.47%

[1]	During 2014, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.